Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 135	$ 1,880,765	$ 301,655	$ 1,957,285	$ 1,957,420	$ 2,251,830
Stock - based compensation professional fees					0	10,436
Stock-based compensation, consulting fees	$ 25,000	$ 1,343,924	$ 25,000	$ 1,355,105	$ 1,415,971	$ 1,388,699